Financial Instruments (Details) kr in Millions	Jun. 30, 2024 SEK (kr)
Contingent Consideration | Discount rate
Financial Instruments
Discount rate	0.134
Term loan
Financial Instruments
Fair value of loan	kr 1,005.8